Goodwill - Summary of Goodwill by Segment (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	£ 6,899	£ 5,965	£ 6,392
Scientific, Technical & Medical [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,620	1,479
Risk & Business Analytics [member]
Disclosure of information for cash-generating units [line items]
Goodwill	3,283	2,595
Legal [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,465	1,390
Exhibitions [member]
Disclosure of information for cash-generating units [line items]
Goodwill	£ 531	£ 501